Capital and financial risk management - Foreign exchange sensitivity Equity Impact (Details) - Currency Risk - EUR (€) € in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
CNY
Capital and financial risk management
Percentage Appreciation			10.00%
Percentage Depreciation			10.00%
Increase (decrease) in equity due to appreciation	€ (17)	€ (17)
Increase (decrease) in equity due to depreciation	€ 17	16
Euro
Capital and financial risk management
Percentage Appreciation			10.00%
Percentage Depreciation	10.00%		10.00%
Increase (decrease) in equity due to appreciation	€ (189)	(210)
Increase (decrease) in equity due to depreciation	€ 160	177
USD
Capital and financial risk management
Percentage Appreciation	10.00%		10.00%
Percentage Depreciation			10.00%
Increase (decrease) in equity due to appreciation	€ (6)	(5)
Increase (decrease) in equity due to depreciation	€ 5	€ 4